LONG-TERM DEBT - Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,836.9	$ 9,266.8	$ 8,001.8
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	8,834.6	$ 9,252.0
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	9.7
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,680.6
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	855.8
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	999.0
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	2,247.5
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,042.0